Segment Information (Geographical Revenues and Income before Income Taxes) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Segment Reporting Information [Line Items]
Revenue	¥ 2,369,202	¥ 2,174,283	¥ 1,375,292
The Americas | Robeco Groep N.V.
Segment Reporting Information [Line Items]
Revenue	108,446	99,059	58,997
Other Countries | Robeco Groep N.V.
Segment Reporting Information [Line Items]
Revenue	¥ 76,726	¥ 96,966	¥ 52,169